Cover	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Entity File Number	000-56569
Entity Registrant Name	Rapid Line Inc.
Entity Central Index Key	0001910975
Entity Tax Identification Number	98-1646802
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1111 South Roop Street
Entity Address, Address Line Two	#1915
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89702
City Area Code	415
Local Phone Number	841-3570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false